PENSIONS	12 Months Ended
Dec. 31, 2012
Compensation and Retirement Disclosure [Abstract]
PENSIONS

26.	PENSIONS

Defined contribution scheme
The Company operates a defined contribution scheme.  The pension cost for the period represents contributions payable by the Company to the scheme.  The charge to net income for the years ended December 31, 2012, 2011 and 2010 was $0.8 million, $0.8 million and $0.5 million, respectively.

In respect of its Norwegian employees of which there were 10 (2011: 13) as of December 31, 2012, the Company is required by Norwegian law to contribute into a multi-employer early retirement plan for the private sector.  Accordingly, the Company as a participant in a multi-employer plan recognizes as net pension cost the required contribution for the period and recognizes as a liability any unpaid contributions required for the period.

Defined benefit schemes
The Company has two defined benefit pension plans both of which are closed to new entrants but which still cover certain employees of the Company. Benefits are based on the employee's years of service and compensation.  Net periodic pension plan costs are determined using the Projected Unit Credit Cost method.  The Company's plans are funded by the Company in conformity with the funding requirements of the applicable government regulations.  Plan assets consist of both fixed income and equity funds managed by professional fund managers.

The Company uses a measurement date of December 31 for its pension plans.

The components of net periodic benefit costs are as follows:

(in thousands of $)	2012	2011	2010
Service cost	429	459	485
Interest cost	2,361	2,729	2,891
Expected return on plan assets	(920)	(1,168)	(1,197)
Recognized actuarial loss	1,273	985	954
Net periodic benefit cost	3,143	3,005	3,133

The estimated net loss for the defined benefit pension plans that will be amortized from accumulated other comprehensive income into net periodic pension benefit cost during the year ended December 31, 2013 is $1.4 million.

The change in benefit obligation and plan assets and reconciliation of funded status as of December 31 are as follows:

(in thousands of $)	2012	2011
Reconciliation of benefit obligation:
Benefit obligation at January 1	52,430	51,056
Service cost	429	459
Interest cost	2,361	2,729
Actuarial loss	3,890	1,751
Foreign currency exchange rate changes	509	(114)
Benefit payments	(5,328)	(3,451)
Benefit obligation at December 31	54,291	52,430

The accumulated benefit obligation at December 31, 2012 and 2011 was $52.2 million and $51.0 million, respectively.

(in thousands of $)	2012	2011
Reconciliation of fair value of plan assets:
Fair value of plan assets at January 1	14,846	17,605
Actual return on plan assets	1,807	(1,656)
Employer contributions	2,434	2,440
Foreign currency exchange rate changes	435	(92)
Benefit payments	(5,328)	(3,451)
Fair value of plan assets at December 31	14,194	14,846

(in thousands of $)	2012	2011
Projected benefit obligation	(54,291)	(52,430)
Fair value of plan assets	14,194	14,846
Funded status (1)	(40,097)	(37,584)

Employer contributions and benefits paid under the pension plans include $2.4 million paid from employer assets for each of the years ended December 31, 2012 and 2011.

(1) The Company's plans are composed of two plans that are both underfunded as at December 31, 2012 and 2011.

The details of these plans are as follows:

	December 31, 2012			December 31, 2011
(in thousands of $)	UK Scheme	Marine Scheme	Total	UK Scheme	Marine Scheme	Total
Projected benefit obligation	(9,718)	(44,573)	(54,291)	(9,839)	(42,591)	(52,430)
Fair value of plan assets	8,486	5,708	14,194	8,251	6,595	14,846
Funded status at end of year	(1,232)	(38,865)	(40,097)	(1,588)	(35,996)	(37,584)

The fair value of the Company's plan assets, by category, as of December 31, 2012 and 2011 were as follows:

(in thousands of $)	2012	2011
Equity securities	9,520	10,051
Debt securities	3,007	2,267
Cash	1,667	2,528
	14,194	14,846

The Company's plan assets are primarily invested in funds holding equity and debt securities, which are valued at quoted market price. These plan assets are classified within Level 1 of the fair value hierarchy.

The amounts recognized in accumulated other comprehensive income consist of:

(in thousands of $)	2012	2011
Net actuarial loss	17,809	15,486

The actuarial loss recognized in the other comprehensive income is net of tax of $0.3 million for the year ended December 31, 2012 and $0.4 million for the years ended December 31, 2011 and 2010.

The asset allocation for the Company's Marine scheme at December 31, 2012 and 2011, and the target allocation for 2013, by asset category are as follows:

Marine scheme	Target allocation 2013 (%)	2012 (%)	2011 (%)
Equity	30-65	30-65	30-65
Bonds	10-50	10-50	10-50
Other	20-40	20-40	20-40
Total	100	100	100

The asset allocation for the Company's UK scheme at December 31, 2012 and 2011, and the target allocation for 2013, by asset category are as follows:

UK scheme	Target allocation 2013 (%)	2012 (%)	2011 (%)
Equity	70.0	72.5	72.5
Bonds	30.0	22.5	22.5
Cash	—	5.0	5.0
Total	100	100	100

The Company's investment strategy is to balance risk and reward through the selection of professional investment managers and investing in pooled funds.

The Company is expected to make the following contributions to the schemes during the year ended December 31, 2013, as follows:

(in thousands of $)	UK scheme	Marine scheme
Employer contributions	617	1,800

The Company is expected to make the following pension disbursements as follows:

(in thousands of $)	UK scheme	Marine scheme
2013	244	3,000
2014	244	3,000
2015	244	3,000
2016	244	3,000
2017	244	3,000
2018 - 2022	1,625	15,000

The weighted average assumptions used to determine the benefit obligation for the Company's plans at December 31 are as follows:

	2012	2011
Discount rate	4.10%	4.70%
Rate of compensation increase	2.96%	2.52%

The weighted average assumptions used to determine the net periodic benefit cost for the Company's plans for the year ended December 31 are as follows:

	2012	2011
Discount rate	4.10%	4.70%
Expected return on plan assets	6.75%	6.75%
Rate of compensation increase	2.52%	2.49%

The overall expected long-term rate of return on assets assumption used to determine the net periodic benefit cost for the Company's plans for the years ending December 31, 2012 and 2011 is based on the weighted average of various returns on assets using the asset allocation as at the beginning of 2012 and 2011.  For equities and other asset classes, the Company has applied an equity risk premium over ten year governmental bonds.